Commitments and Contingencies - Schedule of Future Minimum Payments under Lease Commitments (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2018	¥ 7,490
2019 and after	1,930
Future minimum payments under lease commitments	¥ 9,420